MAINSTAY FUNDS TRUST

MAINSTAY VP FUNDS TRUST

THE MAINSTAY FUNDS

51 Madison Avenue

New York, NY 10010

January 10, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Preliminary Schedule 14A filings for MainStay Funds Trust, The MainStay Funds and Mainstay VP Funds Trust

File Nos.: 811-22321, 811-04550 and 811-03833-01

Commissioners:

On behalf of MainStay Funds Trust, The Mainstay Funds and Mainstay VP Funds Trust, we are transmitting for filing with the Securities and Exchange Commission (the “Commission”) multiple proxies on Schedule 14A relating to MainStay ICAP International Fund, a series of MainStay Funds Trust, MainStay MAP Fund, a series of The MainStay Funds, and MainStay VP ICAP Select Equity Portfolio, a series of MainStay VP Funds Trust. In each case, the filing relates to the following proposals:

1.	To approve a new subadvisory agreement with respect to each Fund/Portfolio between Epoch Investment Partners, Inc. and New York Life Investment Management LLC;

2.	To transact such other business as may properly come before the Special Meeting and any adjournments or postponements thereof.

No filing fee is due because the Registrants have previously registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Please direct any questions concerning the filing to the undersigned at 201-685-6221.

Very truly yours,

/s/ Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary